Putnam
Balanced
Fund

ANNUAL REPORT
September 30, 1996


[LOGO: BOSTON * LONDON * TOKYO]



From the Chairman


Dear Shareholder:
The rationale behind Putnam Balanced Fund's combination of fixed-income and equity investments found a firm testing ground in fiscal 1996. Ducking blows from bond market volatility with an equity defense left your fund slightly shaken but for the most part unscathed. For the 12 months ended September 30, 1996, your fund's total return of 15.01% at net asset value stems not only from the strength of an extended market advance in equities but also from the foresight of Lead Fund Manager David Santos, who oversees the equity portion of the portfolio, in giving added emphasis to retail, technology, finance, and health-care stocks.

* TECHNOLOGY HOLDINGS SOAR DESPITE MARKET JITTERS

Because the majority of stocks held in your fund's portfolio are those of well-established companies, it has been less vulnerable to sudden market swings than some other funds that invest in smaller companies. This was especially true with regard to the fund's technology holdings; while technology stocks were the darlings during the first half of the fiscal year, developments later in the spring in semiconductor and Internet-related industries brought benefits from many technology investments to a halt.

Fortunately, your fund's technology holdings consisted primarily of stocks of large-capitalization software companies, which were from a generally more resilient subsector of the industry. Investments in Microsoft Corporation and Computer Associates made solid contributions to the fund's performance. Microsoft, for instance, recently launched several competitive applications including a World Wide Web browser and a financial software package. Rapid company growth, with operations in 48 countries and a reputation as the world's largest software provider, has assisted Microsoft in establishing an international presence.

Computer Associates, another world leader in business software, employs 9,000 people in 130 offices in 36 countries and generated revenues of $2.6 billion in its 1995 fiscal year. These impressive attributes, along with the company's particularly in-demand software for network and mainframe systems, were instrumental in bidding up its stock and enhancing your fund's performance during the period.

* CONSUMER-RELATED INVESTMENTS NURTURE FUND PERFORMANCE

Despite lackluster performance by consumer-related stocks during the first half of fiscal 1996, your fund's management team decided in favor of an overweighting in this sector. Believing that prices would make a recovery in the latter half of 1996, the team maintained a steady position. As expected, investments in Federated Department Stores, TJX Cos. and Sears, Roebuck, were rewarded by improved fund performance over the spring and summer months.

Sears, one of your fund's more promising investments, broke the $1 billion profit barrier in 1995 despite the less-than-optimal consumer environment. Recently divesting its insurance and real-estate subsidiaries, the company turned its focus to its mall-based stores, which helped it beat the industry growth average of 2.0% by nearly 21/2 times (as compiled in the Merrill Lynch Broadline Retailers Index).

Nike, another consumer-related stock, found booming performance with its exceptional new-product flow and a resurgence in both U.S. and foreign markets. Nike's athletic shoe and apparel businesses target both the baby-boom and the twenty-something generations. This marketing strategy, along with the company's high profile during the summer Olympic games, has positioned Nike as one of your fund's most valuable holdings. While this stock, along with others discussed in this report, was viewed favorably at the end of the fiscal year, all portfolio holdings are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* CORPORATE BONDS OUTPACE GOVERNMENT SECURITIES

One of the economic factors that helped bring about a downturn in the bond market earlier this year was the continued vigor of the U.S. economy. At the outset of 1996, investors anticipated a pronounced slowdown in economic growth, and when that didn't occur, they became wary that the Federal Reserve Board might raise interest rates to keep inflation at bay. As it turned out, the Fed didn't raise rates; nevertheless, while economic growth remained healthy and corporate earnings slipped and then rebounded, the bond market continued to struggle.

As we saw this scenario developing, Kenneth Taubes, manager of the fixed-income side of your portfolio, sold a portion of the fund's U.S. Treasury holdings to protect the portfolio as interest rates crept higher. At the same time, he increased the portfolio's corporate bond holdings to position the fund to benefit as corporate earnings improved. In the end this strategy proved beneficial, as the robust corporate bond market helped the fund maintain its value in an uncertain market.

The Fund also capitalized on improving fundamentals in international markets -- particularly Canada and Australia. At the outset of the fiscal period, yields in these countries were considerably higher than those in the United States. As yields declined, yield spreads relative to U.S. Treasuries narrowed and the values of these international bonds appreciated.

* POSITIVE OUTLOOK APPEARS LIKELY FOR FISCAL 1997

Since the end of 1994, Standard & Poor's 500(registered trademark) Index has posted seven consecutive quarters of positive returns with only a few scattered months of negative performance. Therefore, investors are now justifiably concerned about a number of potentially troublesome factors: high stock prices, peaking corporate-profit growth, and interest-rate uncertainty. Nonetheless, growth-oriented investors, while exercising increased caution, may have reasons to look forward to a continued, yet potentially slowed, bull market.

Interest-rate trends are a key influence on the psychology of the financial markets. Fund management believes that if the economy moderates from its strong pace, rates will stabilize or decline without the need for Fed action, potentially benefiting both bond and stock prices. We also believe that a more moderate economy may crimp corporate profit growth. However, in light of the surprising strength in earnings growth over the past year and given management's view of a slower-paced economy, it seems likely that your fund's focus on larger, growth-oriented companies has the potential for rewarding results in fiscal 1997.

Respectfully yours,

/S/George Putnam


George Putnam

Chairman of the Trustees

November 20, 1996


The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 9/30/96, there is no guarantee the fund will continue to hold these securities in the future.

[GRAPHIC HORIZONTAL BAR CHART OMITTED: TOP INDUSTRY SECTORS*]

Pharmaceuticals                            6.8%

Retail                                     6.2%

Computer Services
and software                               5.8%

Business equipment
and services                               4.9%

Consumer
nondurables                                4.0%

Footnote reads:
*Based on net assets as of 9/30/96. Holdings will vary in the future.


Performance summary

Performance should always be considered in light of a fund's investment strategy. Putnam Balanced Fund is designed for investors seeking capital growth and current income through a portfolio of core-growth stocks and fixed-income securities.

This section provides, at a glance, information about your fund's performance. Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

TOTAL RETURN FOR PERIODS ENDED 9/30/96
                     Fund          Standard     Lehman Bros.   Dow Jones
(inception date)   (1/3/95)        & Poor's     Govt/Corp     Industrial
                NAV       POP       500 Index    Bond Index    Average
------------------------------------------------------------------------
1 year         15.01%     8.44%     20.32%       4.50%        25.37%
----------------------------------------------------------------------
Life of fund   42.89     34.65      56.09       19.06         59.61
Annual average 22.76     18.65      28.98       10.49         30.64
------------------------------------------------------------------------

Fund performance data do not take into account any adjustment for taxes payable on reinvested distributions. POP assumes maximum 5.75% sales charge. Performance data represent past results and an expense limitation currently in effect. Without the expense limitation, the fund's total return would have been lower. Investment returns and net asset value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. The short-term results of a relatively new fund are not necessarily indicative of its long-term prospects.


[GRAPHIC WORM CHART OMITTED:GROWTH OF A $10,000 INVESTMENT]

Cumulative total return of a $10,000 investment since 1/3/95

Starting value                  (Insert ending Total)
$9,425      Fund's shares at POP             $13,465
$10,000                          S&P 500     $15,609
$10,000             Consumer Price Index     $10,541
                    Lehman Bros. Gov't.Corp.
                    Bond Index               $11,906


(plot points for 10-year total return mountain chart)

Date/year  Fund at POP   S&P 500       CPI  Lehman Bros. Index
---------  -----------   -------   -------  ------------------
1/3/95           9,425    10,000    10,000             $10,000
3/31/95         10,166    10,973    10,114              10,498
6/30/95         11,020    12,019    10,187              11,180
9/30/95         11,707    12,973    10,234              11,393
12/31/95        12,256    13,753    10,254              11,924
3/31/96         12,598    14,491    10,401              11,645
6/30/96         12,940    15,141    10,468              11,700
9/30/96         13,465    15,609    10,541              11,906

Footnote reads:
Past performance is not indicative of future results.


PRICE AND DISTRIBUTION INFORMATION
12 months ended 9/30/96



------------------------------------------------------------------------
Distributions (number)                     1
------------------------------------------------------------------------
Income                                $0.350
-----------------------------------------------------------------------
Capital gains                             --
------------------------------------------------------------------------
Long-term                                 --
-----------------------------------------------------------------------
Short-term                             0.646
------------------------------------------------------------------------
Total                                 $0.996
------------------------------------------------------------------------
Share value:                            NAV                POP
------------------------------------------------------------------------
9/30/95                               $10.56              $11.20
------------------------------------------------------------------------
9/30/96                                11.03               11.70
------------------------------------------------------------------------



TERMS AND DEFINITIONS

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge.

COMPARATIVE BENCHMARKS

Standard & Poor's 500 Index is an unmanaged list of common stocks that is frequently used as a general measure of stock market performance.

Lehman Brothers Government/Corporate Bond Index is an unmanaged list of publicly issued U.S. Treasury obligations and corporate debt securities.

Lipper Balanced Fund Index is an unmanaged list of U.S. equity and fixed-income securities.

Dow Jones Industrial Average is an unmanaged list of 30 common stocks frequently used as a general measure of stock market performance.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

 *The above indexes assume reinvestment of all distributions and do not take into account brokerage commissions or other costs. Because the fund is a managed portfolio investing in common stocks and fixed-income securities, the securities it owns will not match those of the indexes. It is not possible to invest directly in an index.

Report of independent accountants
For the fiscal year ended September 30, 1996


To the Trustees and Shareholders of
Putnam Balanced Fund

We have audited the accompanying statement of assets and liabilities of Putnam Balanced Fund including the portfolio of investments owned, as of September 30, 1996, the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Putnam Balanced Fund as of September 30, 1996, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                       Coopers & Lybrand L.L.P.
Boston, Massachusetts
November 12, 1996




Portfolio of investments owned
September 30, 1996

COMMON STOCKS  (62.9%) *
NUMBER OF SHARES                                                                                                VALUE

Aerospace and Defense  (1.6%)
---------------------------------------------------------------------------------------------------------------------
              200  Boeing Co.                                                                                $ 18,900
              200  Textron, Inc.                                                                               17,000
                                                                                                           ----------
                                                                                                               35,900

Banks  (1.9%)
---------------------------------------------------------------------------------------------------------------------
              300  BankAmerica Corp.                                                                           16,425
                   Citicorp                                                                                    27,188
                                                                                                           ----------
                                                                                                               43,613

Basic Industrial Products  (0.4%)
---------------------------------------------------------------------------------------------------------------------
              200  Case Corp.                                                                                   9,750

Building and Construction  (0.6%)
---------------------------------------------------------------------------------------------------------------------
              300  Sherwin Williams Co.                                                                        13,913

Business Equipment and Services  (4.9%)
---------------------------------------------------------------------------------------------------------------------
              200  3Com Corp. +                                                                                12,013
              100  Cabletron Systems, Inc. +                                                                    6,838
              400  Cisco Systems, Inc. +                                                                       24,825
              200  Compaq Computer Corp. +                                                                     12,825
              200  Computer Sciences Corp. +                                                                   15,375
              300  First Data Corp.                                                                            24,488
              300  Omnicom Group, Inc.                                                                         14,025
                                                                                                           ----------
                                                                                                              110,389

Chemicals  (3.5%)
---------------------------------------------------------------------------------------------------------------------
              300  du Pont (E.I.) de Nemours & Co., Ltd.                                                       26,475
              800  Monsanto Co.                                                                                29,200
              100  Perkins-Elmer Corp                                                                           5,788
              400  Praxair, Inc.                                                                               17,200
                                                                                                           ----------
                                                                                                               78,663

Computer Services and Software  (5.8%)
---------------------------------------------------------------------------------------------------------------------
              550  Computer Associates Intl., Inc.                                                             32,863
              300  HBO & Co.                                                                                   20,025
              200  Microsoft Corp. +                                                                           26,376
              300  Parametric Technology Corp. +                                                               14,813
              200  PeopleSoft, Inc. +                                                                          16,650
              300  Sun Microsystems, Inc. +                                                                    18,638
                                                                                                           ----------
                                                                                                              129,365

Conglomerates  (1.1%)
---------------------------------------------------------------------------------------------------------------------
              200  United Technologies Corp.                                                                   24,025

Consumer Non Durables  (4.0%)
---------------------------------------------------------------------------------------------------------------------
              200  Clorox Co.                                                                                  19,175
              400  Estee Lauder Cos. Class A                                                                   17,950
              400  Gillette Co.                                                                                28,850
              200  Nike, Inc.                                                                                  24,300
                                                                                                           ----------
                                                                                                               90,275

Consumer Services  (2.1%)
---------------------------------------------------------------------------------------------------------------------
              300  Marriott Intl, Inc.                                                                         16,538
              600  Mirage Resorts, Inc. +                                                                      15,375
              500  Service Corp. Intl                                                                          15,125
                                                                                                           ----------
                                                                                                               47,038

Electronics and Electrical Equipment  (3.2%)
---------------------------------------------------------------------------------------------------------------------
              300  Honeywell, Inc.                                                                             18,938
              400  Intel Corp.                                                                                 38,175
              300  Symbol Technologies, Inc. +                                                                 13,800
                                                                                                           ----------
                                                                                                               70,913

Energy-Related  (0.9%)
---------------------------------------------------------------------------------------------------------------------
              500  Thermo Electron Corp. +                                                                     20,250

Environmental Control  (0.6%)
---------------------------------------------------------------------------------------------------------------------
              400  USA Waste Services, Inc.  +                                                                 12,600

Food and Beverages  (3.0%)
---------------------------------------------------------------------------------------------------------------------
              900  Coca-Cola Co.                                                                               45,788
              500  Coca-Cola Enterprises, Inc.                                                                 22,625
                                                                                                           ----------
                                                                                                               68,413

Health Care  (2.3%)
---------------------------------------------------------------------------------------------------------------------
              500  Abbott Laboratories                                                                         24,625
              200  Cardinal Health, Inc.                                                                       16,525
              300  Healthsouth Rehabilitation Corp. +                                                          11,513
                                                                                                           ----------
                                                                                                               52,663

Insurance and Finance  (1.7%)
---------------------------------------------------------------------------------------------------------------------
              200  Franklin Resources, Inc.                                                                    13,275
              350  MBNA Corp.                                                                                  12,163
              250  Travelers, Inc.                                                                             12,281
                                                                                                           ----------
                                                                                                               37,719

Medical Supplies and Devices  (3.4%)
---------------------------------------------------------------------------------------------------------------------
              400  Becton Dickinson & Co.                                                                      17,700
              300  Guidant Corp.                                                                               16,575
              400  Medtronic, Inc.                                                                             25,650
              400  U.S. Surgical Corp.                                                                         17,000
                                                                                                           ----------
                                                                                                               76,925

Oil and Gas  (2.2%)
---------------------------------------------------------------------------------------------------------------------
              400  Enron Corp.                                                                                 16,300
              300  Halliburton Co.                                                                             15,488
              200  Schlumberger Ltd.                                                                           16,900
                                                                                                           ----------
                                                                                                               48,688

Pharmaceuticals  (6.8%)
---------------------------------------------------------------------------------------------------------------------
              800  Johnson & Johnson                                                                           41,000
              200  Lilly (Eli) & Co.                                                                           12,900
              400  Merck & Co., Inc.                                                                           28,150
              400  Pfizer, Inc.                                                                                31,650
              135  Pharmacia & Upjohn, Inc.                                                                     5,569
              500  Warner-Lambert Co.                                                                          33,000
                                                                                                           ----------
                                                                                                              152,269

Photography  (1.0%)
---------------------------------------------------------------------------------------------------------------------
              300  Eastman Kodak Co.                                                                           23,550

Publishing  (3.0%)
---------------------------------------------------------------------------------------------------------------------
              400  Belo (A.H.) Corp.                                                                           13,800
              400  Gannett Co., Inc.                                                                           28,150
              300  Harcourt General, Inc.                                                                      16,575
              100  Tribune Co.                                                                                  7,800
                                                                                                           ----------
                                                                                                               66,325

Retail  (6.0%)
---------------------------------------------------------------------------------------------------------------------
              400  Federated Department Stores Inc. +                                                          13,400
              500  Home Depot, Inc. (The)                                                                      28,438
              100  Jones Apparel Group, Inc. +                                                                  6,375
              300  Nine West Group, Inc. +                                                                     16,275
              350  Officemax, Inc. +                                                                            4,900
              300  Safeway, Inc. +                                                                             12,788
              500  Sears, Roebuck & Co.                                                                        22,375
              400  TJX Cos., Inc. (The)                                                                        14,350
              400  Walgreen Co.                                                                                14,800
                                                                                                           ----------
                                                                                                              133,701

Telecommunications  (2.9%)
---------------------------------------------------------------------------------------------------------------------
              500  360 Communications Co. +                                                                    11,750
              100  Cascade Communications Corp. +                                                               8,150
              100  Jacor Communications Inc.  +                                                                 3,450
            1,100  MCI Communications Corp.                                                                    28,188
              200  Tellabs, Inc. +                                                                             14,125
                                                                                                           ----------
                                                                                                               65,663
                                                                                                           ----------
                   Total Common Stocks  (cost $1,210,110)                                                   1,412,610

U.S. GOVERNMENT AND AGENCY OBLIGATIONS  (18.9%) *
PRINCIPAL AMOUNT                                                                                                VALUE

U.S. Government Agency Mortgage Pass-Through Certificates  (6.2%)
---------------------------------------------------------------------------------------------------------------------
                   Federal National Mortgage Association
          $29,957  6 1/2s, Dwarf, June 1, 2011                                                                 29,040
           21,807  6s, Dwarf, January 1, 2009                                                                  20,682
           10,000  5.94s, December 12, 2005                                                                     9,314
                   Government National Mortgage Association
           35,340  7 1/2s, January 15, 2024                                                                    34,898
           24,942  7s, February 15, 2026                                                                       24,006
           21,593  6s, Midget, January 15, 2008                                                                20,615
                                                                                                           ----------
                                                                                                              138,555

U.S. Treasury Obligations  (12.7%)
---------------------------------------------------------------------------------------------------------------------
                   U.S. Treasury Bonds
           46,000  11 7/8s, November 15, 2003                                                                  59,505
            3,000  11 5/8s, November 15, 2004                                                                   3,917
           10,000  10 3/4s, August 15, 2005                                                                    12,656
           41,000  8 1/8s, August 15, 2019                                                                     45,849
                   U.S. Treasury Notes
           58,000  7 7/8s, November 15, 2004                                                                   62,332
           25,000  7 1/2s, May 15, 2002                                                                        26,176
           20,000  6 3/8s, August 15, 2002                                                                     19,862
           20,000  6 1/4s, April 30, 2001                                                                      19,841
           35,000  6 1/4s, June 30, 1998                                                                       35,098
                                                                                                           ----------
                                                                                                              285,236
                                                                                                           ----------
                   Total U.S. Government and Agency Obligations  (cost $426,962)                              423,791

CORPORATE BONDS AND NOTES  (8.7%) *
PRINCIPAL AMOUNT                                                                                                VALUE

Aerospace and Defense  (0.2%)
---------------------------------------------------------------------------------------------------------------------
           $5,000  Northrop-Grumman Corp. notes 7s, 2006                                                        4,840

Automotive  (0.2%)
---------------------------------------------------------------------------------------------------------------------
            5,000  Daimler-Benz med. term notes 7 3/8s, 2006                                                    5,044

Banks  (1.1%)
---------------------------------------------------------------------------------------------------------------------
            5,000  ABN Ambro Bank N.V. sub. notes 7.55s, 2006                                                   5,094
            5,000  Advanta National Bank sr. notes 7.02s, 2001                                                  4,952
            5,000  Bangkok Bank Public Co. 144A sub. notes 8 1/4s, 2016 (Thailand)                              4,887
            5,000  First National Bank of Omaha sub. notes 7.32s, 2010                                          4,753
            5,000  Webster Financial Corp. sr. notes 8 3/4s, 2000                                               5,143
                                                                                                           ----------
                                                                                                               24,829

Broadcasting  (0.8%)
---------------------------------------------------------------------------------------------------------------------
            7,000  News America Holdings, Inc. sr. notes 12s, 2001                                              7,498
            5,000  News America Holdings, Inc. deb. 7.7s, 2025                                                  4,674
            5,000  Viacom, Inc. sr. notes 7 3/4s, 2005                                                          4,830
                                                                                                           ----------
                                                                                                               17,002

Cable Television  (0.2%)
---------------------------------------------------------------------------------------------------------------------
            5,000  Continental Cablevision, Inc. sr. deb. 9 1/2s, 2013                                          5,450

Entertainment  (0.5%)
---------------------------------------------------------------------------------------------------------------------
            5,000  Time Warner Entertainment Co. deb. 7 1/4s, 2008                                              4,742
            5,000  Time Warner Inc. notes 8 7/8s, 2012                                                          5,318
                                                                                                           ----------
                                                                                                               10,060

Food Chains  (0.2%)
---------------------------------------------------------------------------------------------------------------------
            5,000  Kroger Co. sr. notes 8.15s, 2006                                                             5,081

Insurance and Finance  (0.7%)
---------------------------------------------------------------------------------------------------------------------
            5,000  Conseco Inc. sr. notes 10 1/2s, 2004                                                         5,774
            5,000  Ford Motor Credit Corp. notes 8.2s, 2002                                                     5,254
            5,000  Rodamco NV notes 7 3/4s, 2015 (Netherlands)                                                  4,995
                                                                                                           ----------
                                                                                                               16,023

Metals and Mining  (0.6%)
---------------------------------------------------------------------------------------------------------------------
           10,000  Noranda Inc. notes 7s, 2005 (Canada)                                                         9,628
            4,000  PT Alatief Freeport sr. notes 9 3/4s, 2001 (Netherlands)                                     4,309
                                                                                                           ----------
                                                                                                               13,937

Oil and Gas  (0.8%)
---------------------------------------------------------------------------------------------------------------------
            5,000  Gulf Canada Resources Ltd. sr. notes 8.35s, 2006 (Canada)                                    4,944
            7,000  Parker & Parsley Petro Co. sr. notes 8 7/8s, 2005                                            7,635
            5,000  Petroliam Nasional Berhad 144A notes 7 1/8s, 2005 (Malaysia)                                 4,940
                                                                                                           ----------
                                                                                                               17,519

Real Estate  (0.7%)
---------------------------------------------------------------------------------------------------------------------
            5,000  Health Care Property Investors, Inc. sr. notes 6 1/2s, 2006                                  4,651
            5,000  Meditrust med. term notes 7.3s, 2006 (R)                                                     4,774
            5,000  Sun Communities, Inc. sr. notes 7 5/8s, 2003 (R)                                             4,966
                                                                                                           ----------
                                                                                                               14,391

Retail  (0.2%)
---------------------------------------------------------------------------------------------------------------------
            5,000  Federated Department Stores sr. notes 8 1/2s, 2003                                           5,137

Telecommunications  (0.5%)
---------------------------------------------------------------------------------------------------------------------
            5,000  360 Communications Co. sr. notes 7 1/2s, 2006                                                4,860
            7,000  Telekom Malaysia Berhad (New) 144A deb. 7 7/8s, 2025 (Malaysia)                              6,975
                                                                                                           ----------
                                                                                                               11,835

Tobacco  (0.5%)
---------------------------------------------------------------------------------------------------------------------
            5,000  RJR Nabisco, Inc. notes 8 3/4s, 2005                                                         4,907
            5,000  Sampoerna International Finance Co. 144A company guaranty
                   8 3/8s, 2006 (Indonesia)                                                                     5,071
                                                                                                           ----------
                                                                                                                9,978

Transportation  (0.2%)
---------------------------------------------------------------------------------------------------------------------
            5,000  Burlington Northern Santa Fe notes 6 3/8s, 2005                                              4,676

Utilities  (1.3%)
---------------------------------------------------------------------------------------------------------------------
           10,000  Citizens Utilities Co. bonds 7.68s, 2034                                                    10,729
            5,000  Connecticut Yankee mtge. Ser. A, 12s, 2000                                                   5,136
            5,000  El Paso Electric Company 1st mtge. Ser. B, 7 3/4s, 2001                                      4,949
            3,102  Midland Cogeneration Ventures deb. 10.33s, 2002                                              3,258
            5,000  Texas New-Mexico Power Utilities 1st mtge. 9 1/4s, 2000                                      5,171
                                                                                                           ----------
                                                                                                               29,243
                                                                                                           ----------
                   Total Corporate Bonds and Notes  (cost $195,987)                                         $ 195,045

FOREIGN GOVERNMENT BONDS AND NOTES  (2.4%) *
PRINCIPAL AMOUNT                                                                                                VALUE
---------------------------------------------------------------------------------------------------------------------
AUD        20,000  Australia (Government of) bonds Ser. 400, 7s, 2000                                        $ 15,747
CAD        23,000  Canada (Government of) deb. Ser. A-76, 9s, 2025                                             19,387
USD        10,000  Quebec (Province of) deb. Ser. NN, 7 1/8s, 2024                                              9,149
ZAR        23,000  South Africa (Republic of) bonds Ser. 153, 13s, 2010                                         4,357
USD         5,000  United Mexican States bonds 11 1/2s, 2026                                                    4,960
                                                                                                           ----------
                   Total Foreign Government Bonds and Notes  (cost $52,573)                                  $ 53,600

COLLATERALIZED MORTGAGE OBLIGATIONS  (1.9%) *
PRINCIPAL AMOUNT                                                                                                VALUE
---------------------------------------------------------------------------------------------------------------------
           $5,815  Chase Mortgage Finance Corp. Ser. 93-3, Class B13, 7.466s, October 30, 2024                $ 3,529
            5,801  Housing Securities Inc. Ser. 93-F, Class F9M2, 7s, September 25, 2023                        5,269
            4,857  Prudential Home Mortgage Securities Ser. 93-31, Class B2, 6s, August 25, 2000                3,808
            7,049  Prudential Home Mortgage Securities 144A Ser. 95-C, Class B1, 7.668s, October 28, 2001       7,021
           23,941  Ryland Mortgage Securities Corp. Ser. 94-7C, Class B1, 7.359s, August 25, 2025              22,596
                                                                                                           ----------
                   Total Collateralized Mortgage Obligations  (cost $42,548)                                 $ 42,223

BRADY BONDS  (0.5%) *
PRINCIPAL AMOUNT                                                                                                VALUE
---------------------------------------------------------------------------------------------------------------------
           $8,000  Argentina (Republic of) bonds 5 1/4s, 2023                                                 $ 4,670
            7,000  Poland (Government of) FRN 6.438s, 2024                                                      6,668
                                                                                                           ----------
                   Total Brady Bonds  (cost $11,216)                                                         $ 11,338


SHORT-TERM INVESTMENTS  (4.0%)* (cost $90,014)
PRINCIPAL AMOUNT                                                                                                VALUE
---------------------------------------------------------------------------------------------------------------------
          $90,000  Interest in $374,793,000 joint repurchase agreement September 30, 1996 with Morgan Stanley & Co. Inc. October 1, 1996 with respect to various
                   U.S. Treasury obligations -- maturity value of $90,014 for an effective
                   yield of 5.625%.                                                                          $ 90,014
---------------------------------------------------------------------------------------------------------------------
                   Total Investments (cost $2,029,410)***                                                 $ 2,228,621
---------------------------------------------------------------------------------------------------------------------

*   Percentages indicated are based on net assets of $2,245,544.

*** The aggregate identified cost on a tax basis is $2,029,415, resulting in gross unrealized appreciation and depreciation of $240,990 and $41,784, respectively, or net unrealized appreciation of $199,206.

+   Non-income-producing security.

(R) Real Estate Investment Trust.

    144A after the name of a security represents those securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

    The rate shown on Floating Rate Notes (FRN) is the current interest rate shown at
    September 30, 1996, which is subject to change based on the terms of the security.

---------------------------------------------------------------------------------------------------------------------
Forward Currency Contracts to Buy at September 30, 1996

                         Market         Aggregate Face        Delivery          Unrealized
                          Value                  Value            Date       Appreciation/
---------------------------------------------------------------------------------------------------------------------
Canadian Dollars           $516                   $515       12/18/96                   $1
---------------------------------------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at September 30, 1996

                         Market         Aggregate Face        Delivery          Unrealized
                          Value                  Value            Date       Appreciation/
---------------------------------------------------------------------------------------------------------------------
Australian Dollars      $11,159                $11,171        12/18/96                 $12
---------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
September 30, 1996

Assets
---------------------------------------------------------------------------------------------------------
Investments in securities, at value (identified cost $2,029,410) (Note 1)                      $2,228,621
---------------------------------------------------------------------------------------------------------
Cash                                                                                                1,101
---------------------------------------------------------------------------------------------------------
Dividends and interest receivable                                                                  14,596
---------------------------------------------------------------------------------------------------------
Receivable for securities sold                                                                     70,906
---------------------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                                         13
---------------------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                          5,596
---------------------------------------------------------------------------------------------------------
Total assets                                                                                    2,320,833

Liabilities
---------------------------------------------------------------------------------------------------------
Payable for securities purchased                                                                   62,948
---------------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                        1,988
---------------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                            486
---------------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                           10
---------------------------------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                                          6,425
---------------------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                                         119
---------------------------------------------------------------------------------------------------------
Other accrued expenses                                                                              3,313
---------------------------------------------------------------------------------------------------------
Total liabilities                                                                                  75,289
---------------------------------------------------------------------------------------------------------
Net assets                                                                                     $2,245,544

Represented by
---------------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and  4)                                                                1,754,802
---------------------------------------------------------------------------------------------------------
Undistributed net investment income  (Note 1)                                                      42,733
---------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions (Note 1)           248,785
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and liabilities in foreign currencies       199,224
---------------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares outstanding                      $2,245,544

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------------
Net asset value per share ($2,245,544 divided by 203,635 shares)                                   $11.03
---------------------------------------------------------------------------------------------------------
Offering Price (100/94.25 of $11.03)*                                                              $11.70
---------------------------------------------------------------------------------------------------------

* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The accompanying notes are an intergal part of these financial statements.





Statement of operations
Year ended September 30, 1996

Investment Income
---------------------------------------------------------------------------------------------------------------------------------
Interest income                                                                                                           $49,716
---------------------------------------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $68)                                                                                      18,465
---------------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                                    68,181

Expenses:
---------------------------------------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                                                           13,557
---------------------------------------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                                                             10,098
---------------------------------------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                                                           1,638
---------------------------------------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                                                               40
---------------------------------------------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                                                                554
---------------------------------------------------------------------------------------------------------------------------------
Auditing                                                                                                                   11,751
---------------------------------------------------------------------------------------------------------------------------------
Legal                                                                                                                       3,531
---------------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                       3,593
---------------------------------------------------------------------------------------------------------------------------------
Fees waived and expenses reimbursed by Manager (Note 2)                                                                   (29,606)
---------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                             15,156
---------------------------------------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                                                 (3,744)
---------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                               11,412
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                      56,769
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                                                          272,945
---------------------------------------------------------------------------------------------------------------------------------
Net realized loss on forward currency transactions                                                                           (279)
---------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in foreign currencies during the year                                 1,717
---------------------------------------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the year                                                                (39,257)
---------------------------------------------------------------------------------------------------------------------------------
Net gain on investments                                                                                                   235,126
---------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                                                     $291,895
---------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an intergal part of these financial statements.





Statement of changes in net assets
                                                                                                                For the period
                                                                                                                January 3,1995
                                                                                                              (commencement of
                                                                                               Year ended       operations) to
                                                                                             September 30         September 30
                                                                                                     1996                 1995
                                                                                             ------------     ----------------
Increase in net assets
------------------------------------------------------------------------------------------------------------------------------
Operations:
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                            $56,769               $42,989
------------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions                               272,666                99,878
------------------------------------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and assets and liabilities in foreign currencies      (37,540)              236,764
------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                             291,895               379,631
------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                            (64,485)                   --
------------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                (119,022)                   --
------------------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                                186,093             1,551,432
------------------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                                     294,481             1,931,063
------------------------------------------------------------------------------------------------------------------------------
Net Assets
------------------------------------------------------------------------------------------------------------------------------
Beginning of year                                                                              1,951,063                20,000
------------------------------------------------------------------------------------------------------------------------------
End of year (including undistributed net investment income of
$42,733 and $47,833 respectively)                                                             $2,245,544            $1,951,063
------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an intergal part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)
                                                                                     For the period
                                                                                    January 3, 1995
                                                                        Year          (commencement
                                                                       ended           of operations)
                                                                September 30        to September 30
                                                                -----------------------------------
                                                                         1996                  1995
                                                                -----------------------------------
Net asset value, beginning of period                                   $10.56                 $8.50
---------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------
Net investment income (a)                                                 .29                   .23
---------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                          1.18                  1.83
---------------------------------------------------------------------------------------------------
Total from investment operations                                         1.47                  2.06
---------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------
From net investment income                                               (.35)                   --
---------------------------------------------------------------------------------------------------
From net realized gain on investments                                    (.65)                   --
---------------------------------------------------------------------------------------------------
Total distributions                                                     (1.00)                   --
---------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $11.03                $10.56
---------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(b)                      15.01                 24.24*
---------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                               $2,246                $1,951
---------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(a)(c)                         .73                   .54*
---------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)(a)              2.72                  2.44*
---------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                 170.75                 95.15*
---------------------------------------------------------------------------------------------------
Average commission rate paid (d)                                       $.0544
---------------------------------------------------------------------------------------------------

*  Not annualized.

(a) Reflects an expense limitation during the period (Note 2). As a result of such limitation, expenses of the fund for the periods ended September 30, 1996 and 1995 reflect a reduction of $0.15 and $0.23 per share, respectively.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements
   (Note 2).

(d) Average commission rate paid is presented for fiscal periods beginning on or after September 1, 1995.




Notes to financial statements
September 30, 1996

Note 1
Significant accounting policies

The fund is one of a series of Putnam Investment Funds (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the fund is to seek capital growth and current income.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported--as in the case of some securities traded over-the-counter --the last reported bid price. Market quotations are not considered to be readily available for long term corporate bonds and notes; such investments are stated at fair market value on the basis of valuations furnished by a pricing service, approved by the Trustees, which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair market value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed).

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized gains and losses on foreign currency transactions arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held and for excise tax on income and capital gains.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

These differences include treatment of organizational expenses, paydowns gains and losses on mortgage backed securities, market discount, realized gains and losses on forward foreign currency contracts and currency gains and losses on foreign bonds. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended September 30, 1996, the fund reclassified $2,616 to increase undistributed net investment income and $1,913 to decrease paid-in-capital, with a decrease to accumulated net realized gain on investments of $703. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

I) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

J) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $6,425. These expenses are being amortized on projected net asset levels over a five-year period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion, and 0.38% thereafter subject, under current law, to reduction in any year by the amount of certain brokerage commissions and fees (less expenses) received by affiliates of Putnam Management on the fund's portfolio transactions.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear expenses) through May 31, 1997, to the extent that expenses of the fund (exclusive of brokerage, interest, taxes, deferred organizational and extraordinary expenses and credits from Putnam Fiduciary Trust Company ("PFTC"), a wholly-owned subsidiary of Putnam Investments, Inc., and payments under the Trust's distribution plan) would exceed an annual rate of 0.70% of the fund's average net assets.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended September 30, 1996, fund expenses were reduced by $3,744 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund receive an annual Trustees fee of $100 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Plan.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, although the fund is not currently making any payments pursuant to the plan. The purpose of the plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Trustees have approved payment by the fund to Putnam Mutual Funds Corp. at an annual rate of up to 0.35% of the average net assets. Currently, no payments are being made under the plan.

For the year ended September 30, 1996, Putnam Mutual Funds Corp., acting as underwriter received no net commissions from the sale of shares of the fund.

Note 3
Purchase and sales of securities

During the year ended September 30, 1996, purchases and sales of investment securities other than U.S. government obligations and short-term investments aggregated $2,377,216 and $2,238,554, respectively. Purchases and sales of U.S. government obligations aggregated $1,104,939 and $1,211,260, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At September 30, 1996, there was an unlimited number of shares of beneficial interest authorized. Putnam Investment Management, Inc. owned 194,315 shares of the fund (95.4% of shares outstanding) valued at $2,143,294. Transactions in capital shares were as follows:

                                     Year ended September 30
----------------------------------------------------------------
                                                1996
----------------------------------------------------------------
                                       Shares        Amount
----------------------------------------------------------------
Shares sold                             1,591       $16,290
----------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                          18,629       183,507
----------------------------------------------------------------
                                       20,220       199,797

Shares
repurchased                            (1,321)      (13,704)
----------------------------------------------------------------
Net increase                           18,899      $186,093
----------------------------------------------------------------

                                      For the period
                                      January 3, 1995
                                     (commencement of
                                       operations) to
                                       September 30
----------------------------------------------------------------
                                                1995
----------------------------------------------------------------
                                      Shares         Amount
----------------------------------------------------------------
Shares sold                           183,163     $1,559,513
----------------------------------------------------------------
Shares
repurchased                              (780)        (8,081)
----------------------------------------------------------------
Net increase                          182,383     $1,551,432
----------------------------------------------------------------



Federal tax information
(Unaudited)

The fund has designated 9.37% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.

The Form 1099 you receive in January 1997 will show the tax status of all distributions paid to your account in calendar 1996.



Fund information


INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES
Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN
Putnam Fiduciary Trust Company

LEGAL COUNSEL
Ropes & Gray

INDEPENDENT
ACCOUNTANTS
Coopers & Lybrand L.L.P.

TRUSTEES
George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
Eli Shapiro
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS
George Putnam
President
Charles E. Porter
Executive Vice President
Patricia C. Flaherty
Senior Vice President
John D. Hughes
Senior Vice President and Treasurer
Lawrence J. Lasser
Vice President
Gordon H. Silver
Vice President
Peter Carman
Vice President
William J. Curtin
Vice President
David Santos
Vice President and Fund Manager
Kenneth J. Taubes
Vice President and Fund Manager
William N. Shiebler
Vice President
John R. Verani
Vice President
Paul M. O'Neil
Vice President
Beverly Marcus
Clerk and Assistant Treasurer




This report is for the information of shareholders of Putnam Balanced Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information, or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.


Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency, and involve risk, including the possible loss of principal amount invested.




28359-318     11/96